Other income and expense	12 Months Ended
Dec. 31, 2017
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Other income and expense
6.	Other income and expense

Other income amounted to TL 74,438, TL 78,569 and TL 44,454 for the years ended 31 December 2017, 2016 and 2015, respectively.

Other expenses amounted to TL 773,329, TL 312,801 and TL 270,446 for years ended 31 December 2017, 2016 and 2015, respectively.

Other income for the years ended 31 December 2017, 2016 and 2015 mainly consist of gain on sale of fixed assets and reversal of legal provisions (Note 36).

Other expenses for the year ended 31 December 2017 and 2016 mainly consist of donations and litigation expenses (Note 36).

Other expenses for the year ended 31 December 2015 mainly consist of expenses for termination of commercial agreements and litigation expenses.